RELATED PARTY TRANSACTIONS - Revenue (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Total	Rp 7,655	Rp 6,760	Rp 6,882
% of total revenues	5.84%	5.27%	5.94%
Ministry of Finance
Transactions with related parties
Total	Rp 258	Rp 280	Rp 207
% of total revenues	0.20%	0.22%	0.18%
Entities under common control
Transactions with related parties
Total	Rp 7,269	Rp 5,987	Rp 6,224
% of total revenues	5.54%	4.65%	5.37%
Government agencies
Transactions with related parties
Total	Rp 3,720	Rp 2,568	Rp 2,279
% of total revenues	2.84%	2.00%	1.96%
Indosat
Transactions with related parties
Total	Rp 1,002	Rp 1,789	Rp 2,167
% of total revenues	0.77%	1.39%	1.86%
Peruri
Transactions with related parties
Total	Rp 120
% of total revenues	0.09%
Angkasa Pura
Transactions with related parties
Total	Rp 114
% of total revenues	0.09%
BRI
Transactions with related parties
Total	Rp 397	Rp 237	Rp 181
% of total revenues	0.30%	0.18%	0.16%
Bank Mandiri
Transactions with related parties
Total	Rp 173	Rp 157	Rp 161
% of total revenues	0.13%	0.12%	0.14%
BTN
Transactions with related parties
Total	Rp 179	Rp 129	Rp 107
% of total revenues	0.14%	0.10%	0.09%
Pegadaian
Transactions with related parties
Total	Rp 228	Rp 115	Rp 93
% of total revenues	0.17%	0.09%	0.08%
BNI
Transactions with related parties
Total	Rp 188	Rp 105	Rp 136
% of total revenues	0.14%	0.08%	0.12%
Pertamina
Transactions with related parties
Total	Rp 183	Rp 94	Rp 64
% of total revenues	0.14%	0.07%	0.06%
Garuda
Transactions with related parties
Total	Rp 105	Rp 55	Rp 75
% of total revenues	0.08%	0.04%	0.06%
KAI
Transactions with related parties
Total	Rp 83	Rp 18	Rp 68
% of total revenues	0.06%	0.01%	0.06%
Balai Pustaka
Transactions with related parties
Total	Rp 81
% of total revenues	0.06%
Others
Transactions with related parties
Total	Rp 696	Rp 720	Rp 893
% of total revenues	0.53%	0.57%	0.78%
Associated companies
Transactions with related parties
Total	Rp 55	Rp 178	Rp 198
% of total revenues	0.04%	0.15%	0.17%
Other related entities
Transactions with related parties
Total	Rp 73	Rp 315	Rp 253
% of total revenues	0.06%	0.25%	0.22%